Note 2 - Corporate Information and Group Structure (Details Textual)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)
Statement Line Items [Line Items]
Number of ordinary shares per share of ADS (in shares)	2
Treasury shares | $	$ 238,815,000	$ 206,514,000
Number of Segments, Reportable	1
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares authorised (in shares)	500,000,000
Number of shares outstanding at end of period (in shares)	175,036,568
Par value per share (in dollars per share) | $ / shares	$ 0.0001
Treasury shares | $	$ 3,709,879
American depositary shares (ADS) [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares)	87,518,284